UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13 F

Form 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2011
Check here if Amendment	[  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Discretionary Management Services, LLC	    801-68693
Address:		6320 Lamar Avenue
		Suite 100
Overland Park, KS 66202

Form 13 F File Number:	028-13527

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Thomas C. Woolwine
Title:	President
Phone:	913/981-1345

Signature, Place, and Date of Signing:


Thomas C. Woolwine	Overland Park, KS	November 15, 2011
(Signature)		(City, State)		(Date)

Report Type (Check only one.):

[X] 	13 F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.

[   ]	13 F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13 F COMINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	NONE


Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			NONE

Form 13 F Information Table Entry Total:		12

Form 13 F Information Table Value Total:		$102183.4

	(thousands)

List of Other Included Managers:			NONE












FORM 13 F INFORMATION
TABLE






Column 1
Column 2
Column 3
Column 4
 <<<<<<<<Column 5>>>>>>>
Column 6
Column 7

 <<<<<<<<<<Column
8>>>>>>>>>>


TITLE


SHARES
SHS/
PUT
TABLE OF





0F

VALUE
OR
OR
INVESTMENT
OTHER

VOTING AUTHORITY

NAME OF ISSUER
CLASS
CUSIP
(x$1000)
PRINCIPLE
PRN
CALL
DISCRETION
MANAGER
SOLE
SHARED
NONE
SPDR's S&P 500 ETF
EQUITIES
78462F10
32717.3225
289,150
Shares
Sole
None
289,150
0
0
Vanguard Emerging Markets
EQUITIES
92204285
2165.63686
60,442
Shares
Sole
None
60,442
0
0
Vanguard Extended Market Vipers
EQUITIES
92290865
4868.16
105,600
Shares
Sole
None
105,600
0
0
iShares Russell 1000 Value
EQUITIES
46428759
998.8135
17,650
Shares
Sole
None
17,650
0
0
iShares Russell 1000 Growth
EQUITIES
46428761
10863.028
206,600
Shares
Sole
None
206,600
0
0
iShares Russell 2000
EQUITIES
46428765
6682.056
103,920
Shares
Sole
None
103,920
0
0
iShares Russell 2000 Value
EQUITIES
46428763
404.913
7,100
Shares
Sole
None
7,100
0
0
iShares MSCI EAFE Index
EQUITIES
46428746
697.588
14,600
Shares
Sole
None
14,600
0
0
iShares MSCI EAFE Growth
EQUITIES
46428888
209.328
4,200
Shares
Sole
None
4,200
0
0
iShares MSCI ACWI
EQUITIES
46428824
1918.9875
54,750
Shares
Sole
None
54,750
0
0
iShares Barclays 1-3 Yr. Treas.
FIXED
INCOME
46428745
17522.904
207,200
Shares
Sole
None
207,200
0
0
iShares Barclays 3-7 Yr. Treas.
FIXED
INCOME
46428866
23134.6512
190,440
Shares
Sole
None
190,440
0
0